FAIR VALUE - Schedule of Quantitative Information Regarding the Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity-method investments measured at fair value	$ 2,408	$ 1,955
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity-method investments measured at fair value	$ 2,408	$ 1,955